Exhibit 99.1
Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac”)
Barclays Capital Inc.
(collectively, the “Specified Parties”)

Re:	Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-150 FREMF 2022-K150 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2022-K150

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a portfolio of mortgage loans (the “Mortgage Loans”) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Freddie Mac Structured Pass‑Through Certificates (SPCs) Series K-150 and FREMF 2022-K150 Mortgage Trust Multifamily Mortgage Pass‑Through Certificates, Series 2022‑K150 securitization transaction (the “Transaction”) as of 12 October 2022.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed‑upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.
/s/ Ernst & Young LLP
12 October 2022

Attachment A Page 1 of 6

Procedures performed and our associated findings
1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Mortgage Loans as of 1 October 2022 (the “Cut‑Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.
The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.
Mortgage Loan	Draft Source Document(s)

Rosala West	Investment Brief
North Pointe	Investment Brief

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).
2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.
Subsequent to the procedures described in the Items above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.
4.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.
6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.
8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.
9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, we recalculated the principal balance as of the Cut‑Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $1 or less and
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Mortgage Loan.

11.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	CREFC Royalty Fee,
e.	Master Servicing Surveillance Fee and
f.	Special Servicing Surveillance Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 6

14.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
as shown on the Final Data File, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.
For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above for any group of Mortgage Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Mortgage Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:
a.	Recalculating each characteristic listed in i. through iii. above on an individual basis for each Mortgage Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iii. above for all of the Mortgage Loans in the Crossed Loan Group by weighting the result of a. above for each Mortgage Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Mortgage Loan, as shown on the Final Data File, and

c.	Rounding the result of b. above to two decimal places.

Attachment A Page 6 of 6

15.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i. ii.	UW NCF DSCR, UW NCF DSCR (IO),
iii.	Cut-Off Date LTV,
iv.	Maturity LTV and
v.	Cut-Off Date Balance/Unit
of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through iv. above to the nearest 1/10th of one percent.
For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Crossed Loan Group by:
a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Mortgage Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Mortgage Loans in the Crossed Loan Group by weighting the result of a. above for each Mortgage Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Mortgage Loan, as shown on the Final Data File, and

c.
Rounding the result of b. above to two decimal places for the characteristics listed in i. through ii. above and rounding the result of b. above to the nearest 1/10th of one percent for the characteristics listed in iii. through iv. above.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut‑off Date Loan Amount” of the Mortgage Loans in the Crossed Loan Group by the aggregate “Total Units” of the Mortgage Loans in the Crossed Loan Group.

16.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report
Metropolitan Statistical Area (see Note 23)	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief
Year Built	Engineering Report, Appraisal Report, Investment Brief
Year Renovated	Engineering Report, Appraisal Report, Investment Brief
Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Zoning Status (see Note 2)	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Loan Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraised Value Type (see Note 3)	Appraisal Report
Appraisal Valuation Date (see Note 3)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Immediate Repairs Cost Estimate (see Note 4)	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 4)	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm (see Note 5)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date (see Note 5)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Third Party Information: (continued)
Characteristic	Source Document(s)

Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Performed (Y/N) (see Note 6)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 6)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Notes 1 and 7)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML Report Required (Y/N) (see Note 8)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Firm (see Note 8)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 8)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 8)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Multifamily Information: (see Note 9)

Characteristic	Source Document(s)

Total Units (see Note 10)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 11)	Rent Roll
Occupancy As of Date (see Note 12)	Rent Roll
Occupancy % (see Note 12)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 13)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 13)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Green Advantage	Multifamily Loan and Security Agreement, Green Assessment Report
Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief

Exhibit 1 to Attachment A

Multifamily Information: (continued)

Characteristic	Source Document(s)

Affordable LI Units (<=80% AMI) (see Note 24)	CRA Report
Affordable LI Units (<=60% AMI) (see Note 24)	CRA Report
Affordable VLI Units (<=50% AMI) (see Note 24)	CRA Report
Type of Regulatory Agreement (see Note 25)	Regulatory Agreement Diligence Spreadsheet
Description of Regulatory Agreement(s) (see Note 25)	Regulatory Agreement Diligence Spreadsheet
% Units with Income Restrictions (see Note 25)	Regulatory Agreement Diligence Spreadsheet
% Units with Rent Restrictions (see Note 25)	Regulatory Agreement Diligence Spreadsheet
HAP Maturity Date (see Note 25)	Regulatory Agreement Diligence Spreadsheet

Commercial Tenant Information:
Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 14)
Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 15)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 1 to Attachment A

Insurance Information: (continued)
Characteristic	Source Document(s)

Seismic Insurance if PML >=20% (Y/N) (see Note 16)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Multifamily Loan and Security Agreement

Underwriting Information: (see Note 9)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief
Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Entity Type	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
State of Organization	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Delaware Statutory Trust (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115, Organization Chart
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse (Y/N)	Promissory Note, Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse Description	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Environmental Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Multifamily Loan and Security Agreement
Fraud Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Waste Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Multifamily Loan and Security Agreement, Settlement Statement, Investment Brief
Freddie Mac Loan Number	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief
Optigo Lender (see Note 17)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Note Date	Promissory Note
Original Loan Amount	Promissory Note

Exhibit 1 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Gross Interest Rate	Promissory Note
Loan Amortization Type	Promissory Note
Monthly Debt Service (IO) (see Note 18)	Promissory Note
Monthly Debt Service Amount (Amortizing) (see Note 18)	Promissory Note
First Payment Date	Promissory Note
Payment Date	Promissory Note
Maturity Date	Promissory Note
Rate Type	Promissory Note
Accrual Basis	Promissory Note
Late Charge Grace Period (see Note 28)	Promissory Note
Prepayment Provision (see Note 19)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Defeasance To Maturity (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Compliance Provisions (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Regulatory Agreement (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Lien Position	Title Policy

Characteristic	Source Document(s)

Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Note 20)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 21)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Assumption Fee	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Financing Amount (existing)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Additional Financing Description (existing)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Future Mezzanine Debt (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Substitution Agreement
Number of Properties	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Loans	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release (Y or N or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Note 22)	Exhibit A to Commitment Letter, Early Rate Lock Application

Exhibit 1 to Attachment A

Reserve/Escrow Information: see Notes 9 and 26)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A) (see Note 27)	Servicing Tape
Tax Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	List of All Escrow Accounts Held, Servicing Tape
Insurance Escrow - Current Balance ($ or N/A) (see Note 27)	Servicing Tape
Insurance Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	List of All Escrow Accounts Held, Servicing Tape
Engineering Reserve - Current Balance ($ or N/A) (see Note 27)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A) (see Note 27)	Servicing Tape
Replacement Reserve (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve - Current Balance ($ or N/A) (see Note 27)	Servicing Tape
Other Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Servicing Tape
Other Escrow (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Specify Accounts for Escrows/Reserves LOC	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Letter of Credit Amount	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Notes:
1.
For any Mortgage Loan listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Characteristic	Provided Value

Halstead Manchester	Environmental Cost to Cure (Phase I plus Phase II)	0

Brazos Ranch Apartment Homes	Environmental Cost to Cure (Phase I plus Phase II)	0

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by Freddie Mac.
2.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)
3.	For the purpose of comparing the “Appraised Value,” “Appraised Value Type” and “Appraisal Valuation Date” characteristics for any Mortgage Loan listed in Table A2, Freddie Mac instructed us to:
a.
Use the appraised value and appraisal value date, both as shown in the related appraisal report Source Document, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A2 for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and

b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of Table A2 for the “Appraised Value Type” characteristic.

Table A2:
Mortgage Loan	Valuation Type from Appraisal Report	Appraised Value Type

Island Villa Apartments	As If Encumbered	As-Is
Summer Lakes Apartments II	Hypothetical Market Value-Present Condition (with Tax Exemption)	As-Is
Teal Pointe Apartments	As Is As Restricted	As-Is
Unico Towers	Current HAP Rents – Expiring PILOT	As-Is
Brentwood Oaks Apartments	As-Is Restricted Rent value	As-Is
Summer Creek Place	Restricted Value As-Is	As-Is
Royal View Gardens Mobile Estates	Hypothetical As If At Market Rents	As-Is
Palisades Manor Apartments	Market Value “As Is” Restricted	As-Is
Red Oak Apartments	As-Is Market Value - Rent Restricted	As-Is
Lindsay Family II	As Is - Restricted	As-Is
Whispering Oaks	Market Value As-Is At Restricted Rents	As-Is

For the purpose of comparing the “Appraised Value,” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Axle Apartments,” Freddie Mac instructed us to use the sum of the “Market Value ‘As Is’” valuation and the intangible value of the TIF agreement, both as shown in the applicable Source Document.

4.
For the purpose of comparing the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics, Freddie Mac instructed us to use “N/A” for the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

Exhibit 1 to Attachment A

Notes: (continued)
5.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

6.
Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Mortgage Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

7.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.
8.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Mortgage Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived or the related loan file does not contain a seismic report Source Document, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

Exhibit 1 to Attachment A

Notes: (continued)
9.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.
10.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown in the appraisal report or rent roll Source Document.

11.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.
12.
For the purpose of comparing the “Occupancy As of Date” characteristic, Freddie Mac instructed us to use the last day of the applicable month if the applicable Source Document(s) only included the month and year.

For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.
13.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

14.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

Exhibit 1 to Attachment A

Notes: (continued)

15.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.
16.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.
17.
For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Originator” of the Mortgage Loan, as shown in the promissory note, mortgage/deed of trust or multifamily loan and security agreement Source Document.

18.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any:
a.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) and
b.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which also have an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

Exhibit 1 to Attachment A

Notes: (continued)

18. (continued)

For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any Interest Only Loan or Partial IO Loan which also have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File and
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Mortgage Loan with “Balloon” or “Fully Amortizing” for the “Loan Amortization Type” characteristic on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

19.
For the purpose of comparing the “Prepayment Provision” characteristic for Mortgage Loans which permit defeasance, as shown in the applicable Source Documents, Freddie Mac instructed us to include all “Payment Dates” on or prior to the Cut-Off Date in the lockout period regardless of whether the Mortgage Loan was actually in a lockout period on those “Payment Dates.”

For the purpose of comparing the "Prepayment Provision" characteristic, Freddie Mac instructed us to ignore any prepayment premiums or other conditions related to prepayments made in connection with a tax abatement or the release of funds from any reserve(s), as described in the applicable Source Document(s).
20.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account and

b.
Springing – a cash management administration method where, at the origination of the Mortgage Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

21.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Mortgage Loan, as shown in the cash management agreement or lockbox agreement Source Document.

22.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Information Circular and other Transaction offering documents as the sub-servicing fee.

Exhibit 1 to Attachment A

Notes: (continued)

23.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA File_2022-08-30.xlsx” which was provided by Freddie Mac on 2 September 2022.

24.	For the purpose of comparing the indicated characteristics, the CRA report Source Document is a Microsoft Excel file labelled “cra2.xlsx” which was provided by Freddie Mac on 2 September 2022.

25.
For the purpose of comparing the indicated characteristics, the regulatory agreement diligence spreadsheet Source Document is a Microsoft Excel file labelled “K-150 Regulatory Agreement Diligence Spreadsheet (00055045-2xED402).xlsx” which was provided by Freddie Mac on 28 September 2022.

26.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “Servicer Escrow Template_2022-09-27.xlsx” which was provided by Freddie Mac on 27 September 2022.

27.
For the purpose of comparing the indicated characteristics, Freddie Mac instructed us to use “N/A” for any reserve current balance on the servicing tape Source Document that is shown as “Not Reported.”

28.	For certain Mortgage Loans, the applicable Source Document(s) may contain the following language:

“If Lender has not received the full amount of any monthly payment by the 10th day of any month or any amount due under any Loan Document by the 9th day after its due date (unless applicable law requires a longer period of time before a late charge may be imposed), then Borrower must pay a late charge to Lender.”

For the purpose of comparing the “Late Charge Grace Period” characteristic for any Mortgage Loan which contains the language described above in the applicable Source Document(s), Freddie Mac instructed us to use “10” for the “Late Charge Grace Period” characteristic, which is inclusive of the related “Payment Date.”

Exhibit 2 to Attachment A

Provided Characteristics
Characteristic

Property Name
Master Servicing Fee
Trustee Fee (see Note 1)
CREFC Royalty Fee
Master Servicing Surveillance Fee
Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:
1.
Freddie Mac indicated that the “Trustee Fee” of 0.00360% per annum for each Mortgage Loan on the Data Files is comprised of a certificate administrator fee of 0.00300% per annum and a trustee fee of 0.00060% per annum.

2.	Except as described above, we performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.